Fair value measurement of financial instruments - Additional information (Details) - Level 3 € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | ¥	¥ 33,200					¥ 51,000
Chinese Mainland
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | ¥	¥ 500,000
Hong Kong
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority		$ 500,000
U.S.
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority			$ 250,000
Germany
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | €				€ 100,000
Singapore
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority					$ 100,000